Offerings	Oct. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	4,898,898
Proposed Maximum Offering Price per Unit	17.00
Maximum Aggregate Offering Price	$ 83,281,266.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 7,245.47
Offering Note	Includes the aggregate offering of an additional 1,406,250 shares that the underwriters have an option to purchase.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	5,882,352
Proposed Maximum Offering Price per Unit	17.00
Maximum Aggregate Offering Price	$ 99,999,984.00
Amount of Registration Fee	$ 8,700.00
Offering Note	This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a).